Cover	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (Amendment No. 1) amends and supplements the Original Filing to provide the required Item 9.01(a) Financial Statements of Businesses Acquired and the required Item 9.01(b) Pro Forma Financial Information for the merger with Portal.
Document Period End Date	Nov. 05, 2020
Entity File Number	000-55036
Entity Registrant Name	Netcapital Inc.
Entity Central Index Key	0001414767
Entity Tax Identification Number	87-0409951
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	State Street Financial Center
Entity Address, Address Line Two	One Lincoln Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	781
Local Phone Number	925-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable